ADVANCE TO VENDORS, NET - Schedule of Advance to Vendors, Net (Details) - Nonrelated Party - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
ADVANCE TO VENDORS, NET - Schedule of Advance to Vendors, Net (Details) [Line Items]
Prepayment for goods	$ 3,262,248	$ 1,703,313
Other prepayments	14,511	14,318
Less: allowance for doubtful accounts	(585,275)	(266,351)	$ (175,135)
Advance to vendors, net	$ 2,691,484	$ 1,451,280